Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 140,557	$ 45,915
12 months or more - Fair Value	243,825	438,490
Total - Fair Value	384,382	484,405
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	1,201	215
12 months or more - Gross Unrealized Loss	1,219	13,911
Total - Gross Unrealized Loss	2,420	14,126
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	19,820	29,870
12 months or more - Fair Value	74,656	112,291
Total - Fair Value	94,476	142,161
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	180	106
12 months or more - Gross Unrealized Loss	239	2,602
Total - Gross Unrealized Loss	419	2,708
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	67,322	1,102
12 months or more - Fair Value	169,169	259,729
Total - Fair Value	236,491	260,831
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	446	11
12 months or more - Gross Unrealized Loss	980	9,396
Total - Gross Unrealized Loss	1,426	9,407
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	4,905	14,943
12 months or more - Fair Value	0	9,995
Total - Fair Value	4,905	24,938
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	95	98
12 months or more - Gross Unrealized Loss	0	12
Total - Gross Unrealized Loss	95	110
Small Business Administration-Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	48,510	0
12 months or more - Fair Value	0	56,475
Total - Fair Value	48,510	56,475
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	480	0
12 months or more - Gross Unrealized Loss	0	1,901
Total - Gross Unrealized Loss	$ 480	$ 1,901